Schedule of Reconciliation of Net Income to Net Cash Provided by Operating Activities (Details) - AUD ($)		3 Months Ended						9 Months Ended		12 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024		Jun. 30, 2023
Cash Flow Information
(Loss) profit for the period attributable to members of the parent entity		$ (630,633)	$ (320,332)	$ (646,335)	$ 41,185	$ 970,388	$ 1,410,531	$ (1,597,298)	$ 2,422,104	$ (21,230,681)		$ 1,844,970
– Other operating non-cash items								50,158	12,787
– gain on forgiveness of payables	[1]									(670,782)
– depreciation								311,546	364,004	498,566		571,899
– Recapitalization expense										16,301,915
– change in fair value of warrants										(141,874)
– (increase)/decrease in trade and other receivables								(1,273,268)	3,033,400	(32,848)		(884,401)
– (increase)/decrease in prepayment of seed purchase										3,672,697		(2,593,941)
– (increase)/decrease in other assets								(580,866)	(1,133,313)	351,485		(1,174,503)
– (increase)/decrease in inventories								2,021,257	(3,517,356)	(5,181,691)		112,917
– increase/(decrease) in trade and other payables								(1,106,154)	(245,633)	3,742,915	[2]	2,778,396	[2]
– increase/(decrease) in provisions								(181,896)	323,492	505,368		34,459
Cash flows from/(used in) operations								(1,942,969)	1,259,485	(2,184,930)		689,796
– Amortization of debt discount		$ 136,106						$ 413,552		$ 124,006

[1]	Includes forgiveness of legal fees of AUD$383,425 (Note 31), printer fees of $AUD126,482, and consultant fees of AUD$160,875.
[2]	Included in this balance is a noncash amount related to recapitalization costs of $5,163,951